Expense Example - Prospectus-Adviser Class - Payden/Kravitz Cash Balance Plan Fund - Adviser Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	$ 1,791